UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)    (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	84,663,538	152,532,149
2.1%	Short-Term Investments	3,226,692	3,226,703

99.7%	Total Investments	87,890,230	155,758,852
0.1%	Collateral Invested for Securities on Loan	206,052	206,052
0.2%	Other Assets and Liabilities, Net		235,888

100.0%	Net Assets		156,200,792

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	1,200	92,808
Delphi Automotive plc	3,200	142,080
Ford Motor Co.	42,812	562,978
Harley-Davidson, Inc.	2,456	130,905
Johnson Controls, Inc.	7,500	263,025
The Goodyear Tire & Rubber Co. *	2,600	32,786

		1,224,582

Banks 2.8%
BB&T Corp.	7,720	242,331
Comerica, Inc.	2,130	76,574
Fifth Third Bancorp	9,805	159,920
First Horizon National Corp.	3,110	33,215
Hudson City Bancorp, Inc.	5,100	44,064
Huntington Bancshares, Inc.	9,356	69,141
KeyCorp	10,300	102,588
M&T Bank Corp.	1,271	131,116
People’s United Financial, Inc.	3,700	49,728
PNC Financial Services Group, Inc.	5,811	386,431
Regions Financial Corp.	15,227	124,709
SunTrust Banks, Inc.	5,800	167,098
U.S. Bancorp	20,299	688,745
Wells Fargo & Co.	53,558	1,981,110
Zions Bancorp	2,008	50,180

		4,306,950

Capital Goods 7.6%
3M Co.	6,930	736,728
Caterpillar, Inc.	7,080	615,748
Cummins, Inc.	1,900	220,039
Danaher Corp.	6,352	394,777
Deere & Co.	4,240	364,555
Dover Corp.	2,000	145,760
Eaton Corp. plc	5,074	310,782
Emerson Electric Co.	7,860	439,138
Fastenal Co.	2,852	146,450
Flowserve Corp.	500	83,855
Fluor Corp.	1,900	126,027
General Dynamics Corp.	3,610	254,541
General Electric Co.	113,468	2,623,380
Honeywell International, Inc.	8,537	643,263
Illinois Tool Works, Inc.	4,644	283,005
Ingersoll-Rand plc	3,100	170,531
Jacobs Engineering Group, Inc. *	1,400	78,736
Joy Global, Inc.	1,100	65,472
L-3 Communications Holdings, Inc.	900	72,828
Lockheed Martin Corp.	2,930	282,804
Masco Corp.	3,910	79,178
Northrop Grumman Corp.	2,554	179,163
PACCAR, Inc.	3,894	196,881
Pall Corp.	1,200	82,044
Parker Hannifin Corp.	1,635	149,733
Pentair Ltd.	2,199	115,997
Precision Castparts Corp.	1,600	303,392
Quanta Services, Inc. *	2,300	65,734
Raytheon Co.	3,610	212,232
Rockwell Automation, Inc.	1,490	128,662
Rockwell Collins, Inc.	1,600	100,992
Roper Industries, Inc.	1,100	140,041
Snap-on, Inc.	600	49,620
Stanley Black & Decker, Inc.	1,823	147,608
Textron, Inc.	3,000	89,430
The Boeing Co.	7,396	634,947
United Technologies Corp.	9,130	853,016
W.W. Grainger, Inc.	700	157,486
Xylem, Inc.	2,000	55,120

		11,799,695

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	1,100	47,377
Cintas Corp.	1,157	51,058
Equifax, Inc.	1,300	74,867
Iron Mountain, Inc.	1,633	59,294
Pitney Bowes, Inc.	2,300	34,178
Republic Services, Inc.	3,236	106,788
Robert Half International, Inc.	1,550	58,172
Stericycle, Inc. *	900	95,562
The ADT Corp.	2,500	122,350
The Dun & Bradstreet Corp.	500	41,825
Tyco International Ltd.	5,000	160,000
Waste Management, Inc.	4,727	185,346

		1,036,817

Consumer Durables & Apparel 1.1%
Coach, Inc.	3,100	154,969
D.R. Horton, Inc.	3,000	72,900
Fossil, Inc. *	600	57,960
Garmin Ltd. (b)	1,100	36,344

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	800	35,704
Hasbro, Inc.	1,275	56,024
Leggett & Platt, Inc.	1,600	54,048
Lennar Corp., Class A	1,800	74,664
Mattel, Inc.	3,700	162,023
Newell Rubbermaid, Inc.	3,124	81,536
NIKE, Inc., Class B	7,940	468,539
PulteGroup, Inc. *	3,665	74,180
PVH Corp.	800	85,448
Ralph Lauren Corp.	700	118,517
VF Corp.	910	152,653
Whirlpool Corp.	833	98,677

		1,784,186

Consumer Services 1.8%
Apollo Group, Inc., Class A *	927	16,121
Carnival Corp.	4,822	165,395
Chipotle Mexican Grill, Inc. *	342	111,448
Darden Restaurants, Inc.	1,390	71,835
H&R Block, Inc.	3,000	88,260
International Game Technology	2,400	39,600
Marriott International, Inc., Class A	2,657	112,205
McDonald’s Corp.	10,910	1,087,618
Starbucks Corp.	8,220	468,211
Starwood Hotels & Resorts Worldwide, Inc.	2,140	136,382
Wyndham Worldwide Corp.	1,580	101,878
Wynn Resorts Ltd.	900	112,644
Yum! Brands, Inc.	5,000	359,700

		2,871,297

Diversified Financials 6.6%
American Express Co.	10,580	713,727
Ameriprise Financial, Inc.	2,278	167,775
Bank of America Corp.	118,167	1,439,274
BlackRock, Inc.	1,350	346,788
Capital One Financial Corp.	6,280	345,086
Citigroup, Inc.	33,189	1,468,281
CME Group, Inc.	3,300	202,587
Discover Financial Services	5,190	232,720
E*TRADE Financial Corp. *	2,716	29,088
Franklin Resources, Inc.	1,500	226,215
IntercontinentalExchange, Inc. *	800	130,456
Invesco Ltd.	4,600	133,216
JPMorgan Chase & Co.	41,621	1,975,333
Legg Mason, Inc.	1,400	45,010
Leucadia National Corp.	3,200	87,776
Moody’s Corp.	2,080	110,906
Morgan Stanley	15,080	331,458
Northern Trust Corp.	2,270	123,851
NYSE Euronext	2,700	104,328
SLM Corp.	5,100	104,448
State Street Corp.	5,100	301,359
T. Rowe Price Group, Inc.	2,800	209,636
The Bank of New York Mellon Corp.	12,777	357,628
The Charles Schwab Corp. (a)	12,006	212,386
The Goldman Sachs Group, Inc.	4,767	701,464
The McGraw-Hill Cos., Inc.	3,030	157,802
The NASDAQ OMX Group, Inc.	1,400	45,220

		10,303,818

Energy 10.7%
Anadarko Petroleum Corp.	5,494	480,450
Apache Corp.	4,208	324,689
Baker Hughes, Inc.	4,821	223,743
Cabot Oil & Gas Corp.	2,300	155,503
Cameron International Corp. *	2,900	189,080
Chesapeake Energy Corp.	5,600	114,296
Chevron Corp.	21,216	2,520,885
ConocoPhillips	13,352	802,455
CONSOL Energy, Inc.	2,500	84,125
Denbury Resources, Inc. *	4,300	80,195
Devon Energy Corp.	4,063	229,235
Diamond Offshore Drilling, Inc.	800	55,648
Ensco plc, Class A	2,500	150,000
EOG Resources, Inc.	3,014	386,003
EQT Corp.	1,600	108,400
Exxon Mobil Corp.	48,976	4,413,227
FMC Technologies, Inc. *	2,600	141,414
Halliburton Co.	10,120	408,949
Helmerich & Payne, Inc.	1,100	66,770
Hess Corp.	3,210	229,868
Kinder Morgan, Inc.	6,908	267,202
Marathon Oil Corp.	7,664	258,430
Marathon Petroleum Corp.	3,632	325,427
Murphy Oil Corp.	1,932	123,126
Nabors Industries Ltd.	3,200	51,904
National Oilwell Varco, Inc.	4,586	324,460
Newfield Exploration Co. *	1,400	31,388
Noble Corp.	2,700	103,005
Noble Energy, Inc.	2,000	231,320
Occidental Petroleum Corp.	8,800	689,656
Peabody Energy Corp.	2,800	59,220
Phillips 66	6,976	488,111
Pioneer Natural Resources Co.	1,400	173,950
QEP Resources, Inc.	1,900	60,496
Range Resources Corp.	1,900	153,976
Rowan Cos. plc, Class A *	1,300	45,968
Schlumberger Ltd.	14,481	1,084,482
Southwestern Energy Co. *	3,700	137,862
Spectra Energy Corp.	7,081	217,741
Tesoro Corp.	1,500	87,825
The Williams Cos., Inc.	7,300	273,458
Valero Energy Corp.	6,160	280,218
WPX Energy, Inc. *	2,100	33,642

		16,667,802

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	4,700	498,717
CVS Caremark Corp.	13,535	744,290
Safeway, Inc.	2,540	66,929
Sysco Corp.	6,300	221,571
The Kroger Co.	6,040	200,166
Wal-Mart Stores, Inc.	18,210	1,362,654
Walgreen Co.	9,345	445,569
Whole Foods Market, Inc.	1,900	164,825

		3,704,721

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	21,864	751,903
Archer-Daniels-Midland Co.	7,200	242,856
Beam, Inc.	1,707	108,463
Brown-Forman Corp., Class B	1,620	115,668
Campbell Soup Co.	2,000	90,720
Coca-Cola Enterprises, Inc.	3,000	110,760
ConAgra Foods, Inc.	4,370	156,490
Constellation Brands, Inc., Class A *	1,700	80,988
Dean Foods Co. *	2,000	36,260
Dr Pepper Snapple Group, Inc.	2,300	107,985
General Mills, Inc.	7,058	348,030
H.J. Heinz Co.	3,470	250,777
Hormel Foods Corp.	1,400	57,848
Kellogg Co.	2,600	167,518
Kraft Foods Group, Inc.	6,463	333,038
Lorillard, Inc.	4,308	173,828
McCormick & Co., Inc. - Non Voting Shares	1,500	110,325
Mead Johnson Nutrition Co.	2,200	170,390
Molson Coors Brewing Co., Class B	1,678	82,105
Mondelez International, Inc., Class A	19,190	587,406
Monster Beverage Corp. *	1,700	81,158
PepsiCo, Inc.	16,848	1,332,845
Philip Morris International, Inc.	17,944	1,663,588
Reynolds American, Inc.	3,512	156,249
The Coca-Cola Co.	41,804	1,690,554
The Hershey Co.	1,644	143,899
The JM Smucker Co.	1,146	113,637
Tyson Foods, Inc., Class A	3,186	79,076

		9,344,364

Health Care Equipment & Services 4.1%
Abbott Laboratories	17,155	605,915
Aetna, Inc.	3,680	188,122
AmerisourceBergen Corp.	2,460	126,567
Baxter International, Inc.	5,850	424,944
Becton, Dickinson & Co.	2,200	210,342
Boston Scientific Corp. *	14,390	112,386
C.R. Bard, Inc.	820	82,640
Cardinal Health, Inc.	3,734	155,409
CareFusion Corp. *	2,417	84,571
Cerner Corp. *	1,600	151,600
CIGNA Corp.	3,080	192,100
Coventry Health Care, Inc.	1,550	72,896
Covidien plc	5,200	352,768
DaVita HealthCare Partners, Inc. *	900	106,731
DENTSPLY International, Inc.	1,600	67,872
Edwards Lifesciences Corp. *	1,200	98,592
Express Scripts Holding Co. *	8,837	509,453
Humana, Inc.	1,600	110,576
Intuitive Surgical, Inc. *	436	214,159
Laboratory Corp. of America Holdings *	1,104	99,581
McKesson Corp.	2,516	271,627
Medtronic, Inc.	10,949	514,165
Patterson Cos., Inc.	980	37,279
Quest Diagnostics, Inc.	1,760	99,352
St. Jude Medical, Inc.	3,104	125,526
Stryker Corp.	3,160	206,158
Tenet Healthcare Corp. *	1,125	53,527
UnitedHealth Group, Inc.	11,210	641,324
Varian Medical Systems, Inc. *	1,200	86,400
WellPoint, Inc.	3,236	214,320
Zimmer Holdings, Inc.	1,884	141,714

		6,358,616

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	95,690
Colgate-Palmolive Co.	4,820	568,905
Kimberly-Clark Corp.	4,326	423,861
The Clorox Co.	1,400	123,942
The Estee Lauder Cos., Inc., Class A	2,600	166,478
The Procter & Gamble Co.	29,773	2,294,307

		3,673,183

Insurance 4.1%
ACE Ltd.	3,700	329,189
Aflac, Inc.	5,050	262,701
American International Group, Inc. *	16,071	623,876
Aon plc	3,510	215,865
Assurant, Inc.	800	36,008
Berkshire Hathaway, Inc., Class B *	19,938	2,077,540
Cincinnati Financial Corp.	1,835	86,594
Genworth Financial, Inc., Class A *	5,000	50,000
Lincoln National Corp.	3,062	99,852
Loews Corp.	3,388	149,309
Marsh & McLennan Cos., Inc.	5,900	224,023
MetLife, Inc.	11,907	452,704
Principal Financial Group, Inc.	3,163	107,637
Prudential Financial, Inc.	5,070	299,079
The Allstate Corp.	5,340	262,034
The Chubb Corp.	2,880	252,086
The Hartford Financial Services Group, Inc.	4,630	119,454
The Progressive Corp.	6,080	153,642
The Travelers Cos., Inc.	4,039	340,043
Torchmark Corp.	1,000	59,800
Unum Group	2,676	75,597
XL Group plc	3,300	99,990

		6,377,023

Materials 3.3%
Air Products & Chemicals, Inc.	2,320	202,118
Airgas, Inc.	700	69,412
Alcoa, Inc.	11,472	97,742
Allegheny Technologies, Inc.	1,070	33,930
Ball Corp.	1,800	85,644
Bemis Co., Inc.	1,000	40,360
CF Industries Holdings, Inc.	700	133,259
Cliffs Natural Resources, Inc. (b)	1,500	28,515
E.I. du Pont de Nemours & Co.	10,114	497,204
Eastman Chemical Co.	1,800	125,766
Ecolab, Inc.	3,004	240,861

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Corp.	1,500	85,545
Freeport-McMoRan Copper & Gold, Inc.	10,304	341,062
International Flavors & Fragrances, Inc.	900	69,003
International Paper Co.	4,698	218,833
LyondellBasell Industries N.V., Class A	4,100	259,489
MeadWestvaco Corp.	1,949	70,749
Monsanto Co.	5,850	617,936
Newmont Mining Corp.	5,446	228,133
Nucor Corp.	3,400	156,910
Owens-Illinois, Inc. *	1,700	45,305
PPG Industries, Inc.	1,600	214,304
Praxair, Inc.	3,245	361,947
Sealed Air Corp.	1,928	46,484
Sigma-Aldrich Corp.	1,282	99,586
The Dow Chemical Co.	13,105	417,263
The Mosaic Co.	3,000	178,830
The Sherwin-Williams Co.	933	157,574
United States Steel Corp. (b)	1,500	29,250
Vulcan Materials Co.	1,400	72,380

		5,225,394

Media 3.5%
Cablevision Systems Corp., Class A	2,500	37,400
CBS Corp., Class B - Non Voting Shares	6,480	302,551
Comcast Corp., Class A	28,813	1,210,434
DIRECTV *	6,180	349,850
Discovery Communications, Inc., Class A *	2,600	204,724
Gannett Co., Inc.	2,560	55,987
News Corp., Class A	21,974	670,646
Omnicom Group, Inc.	2,840	167,276
Scripps Networks Interactive, Class A	1,000	64,340
The Interpublic Group of Cos., Inc.	4,997	65,111
The Walt Disney Co.	19,720	1,120,096
The Washington Post Co., Class B	52	23,244
Time Warner Cable, Inc.	3,109	298,651
Time Warner, Inc.	10,174	586,226
Viacom Inc., Class B	4,980	306,619

		5,463,155

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	17,155	699,581
Actavis, Inc. *	1,400	128,954
Agilent Technologies, Inc.	3,767	158,101
Alexion Pharmaceuticals, Inc. *	2,100	193,494
Allergan, Inc.	3,310	369,495
Amgen, Inc.	8,264	847,143
Biogen Idec, Inc. *	2,550	491,920
Bristol-Myers Squibb Co.	17,900	737,301
Celgene Corp. *	4,550	527,390
Eli Lilly & Co.	11,120	631,505
Forest Laboratories, Inc. *	2,470	93,959
Gilead Sciences, Inc. *	16,556	810,085
Hospira, Inc. *	1,800	59,094
Johnson & Johnson	30,538	2,489,763
Life Technologies Corp. *	1,839	118,855
Merck & Co., Inc.	33,029	1,460,873
Mylan, Inc. *	4,191	121,287
PerkinElmer, Inc.	1,200	40,368
Perrigo Co.	1,000	118,730
Pfizer, Inc.	78,496	2,265,395
Thermo Fisher Scientific, Inc.	3,890	297,546
Waters Corp. *	1,000	93,910

		12,754,749

Real Estate 2.1%
American Tower Corp.	4,270	328,448
Apartment Investment & Management Co., Class A	1,577	48,351
AvalonBay Communities, Inc.	1,234	156,311
Boston Properties, Inc.	1,616	163,313
CBRE Group, Inc., Class A *	3,600	90,900
Equity Residential	3,500	192,710
HCP, Inc.	4,900	244,314
Health Care REIT, Inc.	2,800	190,148
Host Hotels & Resorts, Inc.	7,760	135,722
Kimco Realty Corp.	4,410	98,784
Plum Creek Timber Co., Inc.	1,760	91,872
ProLogis, Inc.	4,932	197,181
Public Storage	1,600	243,712
Simon Property Group, Inc.	3,437	544,971
Ventas, Inc.	3,200	234,240
Vornado Realty Trust REIT	1,963	164,185
Weyerhaeuser Co.	5,841	183,291

		3,308,453

Retailing 4.1%
Abercrombie & Fitch Co., Class A	900	41,580
Amazon.com, Inc. *	4,000	1,065,960
AutoNation, Inc. *	500	21,875
AutoZone, Inc. *	400	158,708
Bed Bath & Beyond, Inc. *	2,516	162,081
Best Buy Co., Inc.	3,125	69,219
CarMax, Inc. *	2,500	104,250
Dollar General Corp. *	2,800	141,624
Dollar Tree, Inc. *	2,600	125,918
Expedia, Inc.	1,000	60,010
Family Dollar Stores, Inc.	1,000	59,050
GameStop Corp., Class A (b)	1,500	41,955
Genuine Parts Co.	1,700	132,600
J.C. Penney Co., Inc. (b)	1,500	22,665
Kohl’s Corp.	2,310	106,560
L Brands, Inc.	2,608	116,473
Lowe’s Cos., Inc.	11,940	452,765
Macy’s, Inc.	4,222	176,648
Netflix, Inc. *	600	113,646
Nordstrom, Inc.	1,550	85,607
O’Reilly Automotive, Inc. *	1,300	133,315
PetSmart, Inc.	1,100	68,310
Priceline.com, Inc. *	545	374,922
Ross Stores, Inc.	2,400	145,488
Staples, Inc.	6,750	90,652
Target Corp.	7,020	480,519
The Gap, Inc.	3,176	112,430

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Home Depot, Inc.	16,365	1,141,950
The TJX Cos., Inc.	8,020	374,935
Tiffany & Co.	1,326	92,210
TripAdvisor, Inc. *	1,100	57,772
Urban Outfitters, Inc. *	1,200	46,488

		6,378,185

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (b)*	5,530	14,101
Altera Corp.	3,480	123,436
Analog Devices, Inc.	3,630	168,759
Applied Materials, Inc.	13,070	176,183
Broadcom Corp., Class A	5,655	196,059
First Solar, Inc. *	600	16,176
Intel Corp.	54,121	1,182,544
KLA-Tencor Corp.	1,800	94,932
Lam Research Corp. *	1,712	70,979
Linear Technology Corp.	2,530	97,076
LSI Corp. *	6,510	44,138
Microchip Technology, Inc.	2,100	77,196
Micron Technology, Inc. *	10,700	106,786
NVIDIA Corp.	6,700	85,894
Teradyne, Inc. *	2,100	34,062
Texas Instruments, Inc.	12,060	427,889
Xilinx, Inc.	2,800	106,876

		3,023,086

Software & Services 9.2%
Accenture plc, Class A	7,000	531,790
Adobe Systems, Inc. *	5,300	230,603
Akamai Technologies, Inc. *	2,000	70,580
Autodesk, Inc. *	2,420	99,801
Automatic Data Processing, Inc.	5,213	338,949
BMC Software, Inc. *	1,560	72,275
CA, Inc.	3,644	91,719
Citrix Systems, Inc. *	2,060	148,650
Cognizant Technology Solutions Corp., Class A *	3,200	245,152
Computer Sciences Corp.	1,700	83,691
eBay, Inc. *	12,588	682,521
Electronic Arts, Inc. *	3,558	62,977
Fidelity National Information Services, Inc.	3,200	126,784
Fiserv, Inc. *	1,560	137,015
Google, Inc., Class A *	2,915	2,314,597
International Business Machines Corp.	11,445	2,441,219
Intuit, Inc.	2,996	196,687
MasterCard, Inc., Class A	1,146	620,135
Microsoft Corp.	82,288	2,354,260
Oracle Corp.	40,580	1,312,357
Paychex, Inc.	3,450	120,992
Red Hat, Inc. *	2,100	106,176
SAIC, Inc.	3,100	42,005
Salesforce.com, Inc. *	1,471	263,059
Symantec Corp. *	7,641	188,580
Teradata Corp. *	1,800	105,318
The Western Union Co.	6,559	98,647
Total System Services, Inc.	1,800	44,604
VeriSign, Inc. *	1,725	81,558
Visa, Inc., Class A	5,600	951,104
Yahoo! Inc. *	11,010	259,065

		14,422,870

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	1,700	126,905
Apple, Inc.	10,252	4,537,843
Cisco Systems, Inc.	58,198	1,216,920
Corning, Inc.	15,550	207,282
Dell, Inc.	15,972	228,879
EMC Corp. *	22,762	543,784
F5 Networks, Inc. *	800	71,264
FLIR Systems, Inc.	1,500	39,015
Harris Corp.	1,200	55,608
Hewlett-Packard Co.	21,293	507,625
Jabil Circuit, Inc.	2,127	39,307
JDS Uniphase Corp. *	2,519	33,679
Juniper Networks, Inc. *	5,700	105,678
Molex, Inc.	1,600	46,848
Motorola Solutions, Inc.	3,176	203,359
NetApp, Inc. *	3,900	133,224
QUALCOMM, Inc.	18,720	1,253,304
SanDisk Corp. *	2,600	143,000
Seagate Technology plc	3,500	127,960
TE Connectivity Ltd.	4,700	197,071
Western Digital Corp.	2,500	125,700
Xerox Corp.	13,067	112,376

		10,056,631

Telecommunication Services 2.9%
AT&T, Inc.	59,958	2,199,859
CenturyLink, Inc.	6,785	238,357
Crown Castle International Corp. *	3,200	222,848
Frontier Communications Corp. (b)	11,096	44,162
MetroPCS Communications, Inc. *	3,400	37,060
Sprint Nextel Corp. *	32,759	203,434
Verizon Communications, Inc.	31,154	1,531,219
Windstream Corp.	6,235	49,568

		4,526,507

Transportation 1.6%
C.H. Robinson Worldwide, Inc.	1,700	101,082
CSX Corp.	11,560	284,723
Expeditors International of Washington, Inc.	2,300	82,133
FedEx Corp.	3,120	306,384
Norfolk Southern Corp.	3,500	269,780
Ryder System, Inc.	600	35,850
Southwest Airlines Co.	7,986	107,651
Union Pacific Corp.	5,080	723,443
United Parcel Service, Inc., Class B	7,805	670,449

		2,581,495

Utilities 3.4%
AGL Resources, Inc.	1,243	52,144
Ameren Corp.	2,600	91,052
American Electric Power Co., Inc.	5,270	256,280
CenterPoint Energy, Inc.	4,550	109,018

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CMS Energy Corp.	2,860	79,908
Consolidated Edison, Inc.	3,150	192,244
Dominion Resources, Inc.	6,250	363,625
DTE Energy Co.	2,000	136,680
Duke Energy Corp.	7,663	556,257
Edison International	3,500	176,120
Entergy Corp.	1,927	121,863
Exelon Corp.	9,293	320,423
FirstEnergy Corp.	4,569	192,812
Integrys Energy Group, Inc.	897	52,170
NextEra Energy, Inc.	4,650	361,212
NiSource, Inc.	3,346	98,172
Northeast Utilities	3,400	147,764
NRG Energy, Inc.	3,600	95,364
ONEOK, Inc.	2,200	104,874
Pepco Holdings, Inc.	2,450	52,430
PG&E Corp.	5,000	222,650
Pinnacle West Capital Corp.	1,150	66,574
PPL Corp.	6,310	197,566
Public Service Enterprise Group, Inc.	5,450	187,153
SCANA Corp.	1,400	71,624
Sempra Energy	2,531	202,328
TECO Energy, Inc.	2,140	38,135
The AES Corp.	6,750	84,848
The Southern Co.	9,460	443,863
Wisconsin Energy Corp.	2,500	107,225
Xcel Energy, Inc.	5,259	156,192

		5,338,570

Total Common Stock
(Cost $84,663,538)		152,532,149

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.1% of net assets

Time Deposit 2.0%
Societe Generale
0.03%, 04/01/13	3,033,728	3,033,728

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.09%, 06/20/13 (c)(d)	193,000	192,975

Total Short-Term Investments
(Cost $3,226,692)		3,226,703

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund	206,052	206,052

Total Collateral Invested for Securities on Loan
(Cost $206,052)		206,052

End of Collateral Invested for Securities on Loan.

At 03/31/13, the tax basis cost of the fund’s investments was $91,053,753 and the unrealized appreciation and depreciation were $71,846,769 and ($7,141,670), respectively, with a net unrealized appreciation of $64,705,099.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 03/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/21/13	39	3,047,265	48,584

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$152,532,149	$—	$—	$152,532,149
Short-Term Investments[1]	—	3,226,703	—	3,226,703

Total	$152,532,149	$3,226,703	$—	$155,758,852

Other Financial Instruments
Collateral Invested for Securities on Loan	$206,052	$—	$—	$206,052
Futures Contracts[2]	48,584	—	—	48,584

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

On March 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG47715MAR13

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

74.1%	Fixed-Rate Obligations	88,863,558	88,863,558
10.0%	Variable-Rate Obligations	12,004,590	12,004,590
0.0%	Other Investment Company	45,600	45,600
15.9%	Repurchase Agreements	19,026,177	19,026,177

100.0%	Total Investments	119,939,925	119,939,925
0.0%	Other Assets and Liabilities, Net		6,832

100.0%	Net Assets		119,946,757

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 74.1% of net assets

Government Agency Debt 57.4%
Fannie Mae		0.13%		06/03/13	4,000,000	3,999,125
		0.09%		06/19/13	5,000,000	4,999,012
		0.12%		07/02/13	4,000,000	3,998,773
		0.13%		07/02/13	2,000,000	1,999,336
		4.63%		10/15/13	5,000,000	5,120,928

Farm Credit System		0.19%		09/25/13	3,500,000	3,499,957

Federal Home Loan Bank		0.07%		04/05/13	5,000,000	4,999,961
		0.09%		05/01/13	4,000,000	3,999,717
		0.13%		05/03/13	1,750,000	1,749,798
		0.11%		05/08/13	5,000,000	4,999,435
		0.12%		07/24/13	3,000,000	2,999,952
		3.13%		12/13/13	3,000,000	3,061,749
Freddie Mac		0.10%		04/03/13	2,344,000	2,343,987
		0.09%		04/04/13	4,400,000	4,399,967
		0.07%		04/17/13	1,500,000	1,499,953
		0.08%		04/17/13	1,006,000	1,005,964
		0.16%		04/18/13	2,500,000	2,499,811
		0.10%		04/23/13	6,600,000	6,599,597
		0.14%		06/11/13	2,000,000	1,999,448
		4.88%		11/15/13	3,000,000	3,087,523

						68,863,993

Treasury Debt 16.7%
United States Treasury Department		0.04%		04/11/13	5,000,000	4,999,951
		0.03%		04/11/13	5,000,000	4,999,959

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.07%		04/18/13	10,000,000	9,999,655

						19,999,565

Total Fixed-Rate Obligations
(Cost $88,863,558)						88,863,558

Variable-Rate Obligations 10.0% of net assets

Government Agency Debt 10.0%
Farm Credit System		0.25%	04/01/13	07/10/13	3,000,000	3,000,626
		0.20%	04/15/13	01/15/14	9,000,000	9,003,964

Total Variable-Rate Obligations
(Cost $12,004,590)						12,004,590

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund		0.01%	04/01/13	12/31/30	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 15.9% of net assets

Treasury Repurchase Agreement 15.9%
Barclays Capital, Inc
Issued 03/28/13, repurchase date 04/01/13
(Collateralized by U.S. Treasury Securities valued at
$5,100,010, 0.25%, due 05/31/14)		0.17%		04/01/13	5,000,094	5,000,000

Credit Suisse Securities (USA), LLC
Issued 03/28/13, repurchase date 04/01/13
(Collateralized by U.S. Treasury Securities valued at
$14,307,954, 0.50%, due 11/15/13)		0.18%		04/01/13	14,026,458	14,026,177

Total Repurchase Agreements
(Cost $19,026,177)						19,026,177

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $119,939,925.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47713MAR13

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	21,834,296	29,100,714
3.0%	Short-Term Investments	912,432	912,432

100.0%	Total Investments	22,746,728	30,013,146
0.0%	Other Assets and Liabilities, Net		4,059

100.0%	Net Assets		30,017,205

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 80.7%

International 19.7%
Schwab International Index Fund (a)	337,852	5,915,796

Large-Cap 40.8%
Schwab 1000 Index Fund (a)	72,435	3,085,728
Schwab S&P 500 Index Fund (a)	373,226	9,158,961

		12,244,689

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	255,405	6,058,202

		24,218,687

Fixed-Income Fund 14.5%

Intermediate-Term Bond 14.5%
Schwab Total Bond Market Fund (a)	451,338	4,346,385

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	535,642	535,642

Total Other Investment Companies
(Cost $21,834,296)		29,100,714

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Skandinaviska Enskilda Banken
0.03%, 04/01/13	29,831	29,831
Societe Generale
0.03%, 04/01/13	882,601	882,601

Total Short-Term Investments
(Cost $912,432)		912,432

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $23,394,454 and the unrealized appreciation and depreciation were $6,618,692 and ($0), respectively, with a net unrealized appreciation of $6,618,692.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$29,100,714	$—	$—	$29,100,714
Short-Term Investments[1]	—	912,432	—	912,432

Total	$29,100,714	$912,432	$—	$30,013,146

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG47714MAR13

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.2%		Other Investment Companies	6,833,180	6,934,327
9.1%		Short-Term Investments	668,692	668,692

103.3%		Total Investments	7,501,872	7,603,019
(3	.3)%	Other Assets and Liabilities, Net		(239,677)

100.0%		Net Assets		7,363,342

	Number	Value
Security	of Shares	($)

Other Investment Companies 94.2% of net assets

U.S. Stocks 20.2%

Large-Cap 15.1%
Schwab U.S. Large-Cap ETF (a)	29,777	1,112,171

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	1,266	74,264

Small-Cap 4.1%
Schwab U.S. Small-Cap ETF (a)	7,037	301,606

		1,488,041

International Stocks 17.3%

Developed-Market Large-Cap 10.6%
Schwab International Equity ETF (a)	27,981	778,991

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	5,103	143,542

Emerging-Market 4.7%
Schwab Emerging Markets Equity ETF (a)	13,660	349,013

		1,271,546

Real Assets 8.7%

Commodity 2.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	25,627	202,713

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	13,399	437,397

		640,110

Fixed Income 35.3%

Agency Bond 1.9%
iShares Barclays Agency Bond Fund	1,214	137,670

Corporate Bond 5.8%
iShares Barclays Credit Bond Fund	3,819	429,905

High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	1,772	72,847

Inflation-Protected Bond 1.8%
Schwab U.S. TIPs ETF (a)	2,308	133,936

International Developed-Market Bond 1.8%
SPDR Barclays International Treasury Bond ETF	2,344	137,124

Mortgage-Backed Bond 12.3%
iShares Barclays MBS Bond Fund	8,369	903,350

Treasury Bond 10.7%
Schwab Intermediate-Term U.S. Treasury ETF (a)	14,542	787,798

		2,602,630

Money Market Fund 12.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	932,000	932,000

Total Other Investment Companies
(Cost $6,833,180)		6,934,327

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 9.1% of net assets

Time Deposits 9.1%
Citibank
0.03%, 04/01/13	88,927	88,927
DNB
0.03%, 04/01/13	193,255	193,255
Skandinaviska Enskilda Banken
0.03%, 04/01/13	193,255	193,255
Societe Generale
0.03%, 04/01/13	193,255	193,255

Total Short-Term Investments
(Cost $668,692)		668,692

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $7,501,951 and the unrealized appreciation and depreciation were $109,016 and ($7,948) respectively, with a net unrealized appreciation of $101,068.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$6,934,327	$—	$—	$6,934,327
Short-Term Investments[1]	—	668,692	—	668,692

Total	$6,934,327	$668,692	$—	$7,603,019

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG68012MAR13

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.2%		Other Investment Companies	9,711,337	9,852,220
4.6%		Short-Term Investments	471,005	471,005

100.8%		Total Investments	10,182,342	10,323,225
(0	.8)%	Other Assets and Liabilities, Net		(78,381)

100.0%		Net Assets		10,244,844

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

U.S. Stocks 29.5%

Large-Cap 22.3%
Schwab U.S. Large-Cap ETF (a)	61,177	2,284,961

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	1,796	105,354

Small-Cap 6.2%
Schwab U.S. Small-Cap ETF (a)	14,664	628,499

		3,018,814

International Stocks 25.4%

Developed-Market Large-Cap 16.6%
Schwab International Equity ETF (a)	61,310	1,706,870

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	10,830	304,637

Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF (a)	23,307	595,494

		2,607,001

Real Assets 9.8%

Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	49,246	389,536

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	18,878	616,253

		1,005,789

Fixed Income 28.3%

Agency Bond 1.9%
iShares Barclays Agency Bond Fund	1,752	198,681

Corporate Bond 4.0%
iShares Barclays Credit Bond Fund	3,660	412,006

High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	2,493	102,487

Inflation-Protected Bond 1.9%
Schwab U.S. TIPs ETF (a)	3,252	188,717

International Developed-Market Bond 0.9%
SPDR Barclays International Treasury Bond ETF	1,630	95,355

Mortgage-Backed Bond 10.6%
iShares Barclays MBS Bond Fund	10,020	1,081,559

Treasury Bond 8.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	15,096	817,811

		2,896,616

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	324,000	324,000

Total Other Investment Companies
(Cost $9,711,337)		9,852,220

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.6% of net assets

Time Deposits 4.6%
DNB
0.03%, 04/01/13	223,808	223,808
Skandinaviska Enskilda Banken
0.03%, 04/01/13	247,197	247,197

Total Short-Term Investments
(Cost $471,005)		471,005

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $10,182,366 and the unrealized appreciation and depreciation were $1,51,396 and ($10,537) respectively, with a net unrealized appreciation of $140,859.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$9,852,220	$—	$—	$9,852,220
Short-Term Investments[1]	—	471,005	—	471,005

Total	$9,852,220	$471,005	$—	$10,323,225

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG68013MAR13

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.9%		Other Investment Companies	5,976,140	6,061,061
9.3%		Short-Term Investments	576,107	576,107

107.2%		Total Investments	6,552,247	6,637,168
(7	.2)%	Other Assets and Liabilities, Net		(443,079)

100.0%		Net Assets		6,194,089

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

U.S. Stocks 39.0%

Large-Cap 29.8%
Schwab U.S. Large-Cap ETF (a)	49,337	1,842,737

Micro-Cap 2.0%
iShares Russell Microcap Index Fund	2,144	125,767

Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	10,474	448,916

		2,417,420

International Stocks 33.9%

Developed-Market Large-Cap 21.0%
Schwab International Equity ETF (a)	46,595	1,297,205

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	11,052	310,881

Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF (a)	19,245	491,710

		2,099,796

Real Assets 10.0%

Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	30,300	239,677

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	11,637	379,878

		619,555

Fixed Income 11.9%

Corporate Bond 2.1%
iShares Barclays Credit Bond Fund	1,140	128,330

Inflation-Protected Bond 0.9%
Schwab U.S. TIPs ETF (a)	942	54,665

Mortgage-Backed Bond 4.8%
iShares Barclays MBS Bond Fund	2,748	296,619

Treasury Bond 4.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	4,738	256,676

		736,290

Money Market Fund 3.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	188,000	188,000

Total Other Investment Companies
(Cost $5,976,140)		6,061,061

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 9.3% of net assets

Time Deposits 9.3%
Citibank
0.03%, 04/01/13	25,787	25,787
DNB
0.03%, 04/01/13	183,440	183,440
Skandinaviska Enskilda Banken
0.03%, 04/01/13	183,440	183,440
Societe Generale
0.03%, 04/01/13	183,440	183,440

Total Short-Term Investments
(Cost $576,107)		576,107

End of Investments.

At 03/31/13, the tax basis cost of the fund’s investments was $6,553,656 and the unrealized appreciation and depreciation were $85,945 and ($2,433), respectively, with a net unrealized appreciation of $83,512.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$6,061,061	$—	$—	$6,061,061
Short-Term Investments[1]	—	576,107	—	576,107

Total	$6,061,061	$576,107	$—	$6,637,168

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG68014MAR13

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 21, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 21, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 21, 2013